SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 2,871,023	$ 1,191,357
Additions	90,000	1,840,000
Reductions	(2,651,179)	(160,334)
Adjustment to fair value	0	0
Ending balance	$ 309,844	$ 2,871,023